Financial Risk Management Objectives and Policies (Details 1) - Foreign Currency Risk [Member] - USD - AUD ($)		Jun. 30, 2020	Jun. 30, 2019
Disclosure of financial assets [line items]
Impact on loss for the period	[1]	$ 99,994	$ 362,634
Impact on other components of equity	[1]	$ 4,035	$ 1,334

[1]	Holding all other variables constant